U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before
preparing Form.
Please print or type.


1
Name and address of issuer: Schwab Monthly
Income Funds, 101 Montgomery Street, San
Francisco, CA 94104



2
Name of each series
or class of securities for which this Form is
 filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
Schwab Monthly Income Fund  Moderate Payout
Schwab Monthly Income Fund  Enhanced Payout
Schwab Monthly Income Fund  Maximum
Payout



3
Investment Company Act File Number:
	811-7704.
Securities Act File Number: 	033-62470.



4
(a)
Last day of fiscal year for which this Form
is filed: 	 December 31, 2008.



4 (b)
[  ]
  Check box if this Form is being filed late
(i.e. more than 90 calendar days
after the end of the issuer's fiscal year)
(See Instruction A.2).



Note: If the Form is
being filed late, interest must be paid on the registration fee due.



4 (c)
[  ] Check box if
 this is the last time the issuer will be filing this Form.



5
Calculation of registration
 fee:




    (i)
Aggregate sale price of
securities sold during the fiscal year pursuant
to section 24(f):
$81,827,587



   (ii)
Aggregate
price of securities redeemed or repurchased during
the fiscal year:
$29,242,891



 (iii)
Aggregate
 price of securities redeemed or repurchased during
 any prior fiscal year ending no earlier than October
 11, 1995 that were not previously used to reduce
registration fees payable to the Commission:
$0




  (iv)
Total available redemption credits [add Items
 5(ii) and 5(iii)]:
-$29,242,891



   (v)
Net
sales - If Item 5(i) is greater than Item 5(iv)
[subtract Item 5(iv) from Item 5(i)]:
$52,584,696




 (vi)
Redemption credits available for use in
 future years - if Item 5(i) is less than Item
5(iv)[subtract Item 5(iv) from Item (5(i)]
:
$0



(vii)
Multiplier for determining registration
 fee (See instruction C.9):
x  .0000393




(viii)
Registration fee due [multiply Item 5(v) by Item 5(vii)] enter " 0 " if no fee is due.

=  $2,066.58



6
Prepaid Shares


If the response
 to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
 Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.



7
Interest due -
if this Form is being filed more than 90 days after
the end of the issuer's fiscal year (See Instruction D):
+
$0



8
Total amount of the registration fee due plus
 any interest due [line 5(viii) plus line 7]:
=  $2,066.58




9
Date the registration fee and any interest payment
 was sent to the Commission's lockbox depository:
March 10, 2009
CIK Number designated to receive payment:
0000904333





Method of Delivery:
N/A






	[ x] Wire Transfer
	[  ] Mail or other means





SIGNATURES

This report has been signed below by the following
 persons on behalf of the issuer
and in the capacities and on the dates indicated.

By:
/s/ James D. Pierce

James D. Pierce

Director
  Fund Administration
03/09/2009